FAIR VALUE OF ASSETS AND LIABILITIES	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES

(15) FAIR VALUE OF ASSETS AND LIABILITIES:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value are classified based upon the level of judgment associated with the inputs used to measure their fair value. The hierarchical levels related to the subjectivity of the valuation inputs are defined as follows:

•	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets

•

Level 2—inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

•	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement

Recurring Fair Value Measurements

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, borrowings and derivatives. Management believes that the carrying value of cash and cash equivalents, accounts receivable and accounts payable are representative of their respective fair values. In conjunction with the fair value measurement of the derivative instruments, the Company made an accounting policy election to measure the credit risk of its derivative instruments, that are subject to master netting agreements, on a net basis by counterparty portfolio. The fair value of the Company’s debt at March 28, 2014 and September 27, 2013 was $5,694.8 million and $5,854.9 million, respectively. The carrying value of the Company’s debt at March 28, 2014 and September 27, 2013 was $5,637.5 million and $5,824.1 million, respectively. The fair values were computed using market quotes, if available, or based on discounted cash flows using market interest rates as of the end of the respective periods. The inputs utilized in estimating the fair value of the Company’s debt has been classified as level 2 in the fair value hierarchy levels.

During the first quarter of fiscal 2014, the Company’s obligation to repurchase shares was eliminated (see Note 8). The following table presents the changes in the Company’s common stock subject to repurchase for which level 3 inputs were significant to their valuation for the six months ended March 28, 2014 (in thousands):

Common Stock Subject to Repurchase
Balance, September 27, 2013	$158,708
Repurchases of common stock	(763)
Reclassification of common stock subject to repurchase	(157,945)

Balance, March 28, 2014	$—

NOTE 15. FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value are classified based upon the level of judgment associated with the inputs used to measure their fair value. The hierarchical levels related to the subjectivity of the valuation inputs are defined as follows:

•	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets

•

Level 2—inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

•	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement

Recurring Fair Value Measurements

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, borrowings, common stock subject to repurchase and derivatives (see Note 7). Management believes that the carrying value of cash and cash equivalents, accounts receivable and accounts payable are representative of their respective fair values. In conjunction with the fair value measurement of the derivative instruments, the Company made an accounting policy election to measure the credit risk of its derivative instruments that are subject to master netting agreements on a net basis by counterparty portfolio. The fair value of the Company’s debt at September 27, 2013 and September 28, 2012 was $5,854.9 million and $6,052.9 million, respectively. The carrying value of the Company’s debt at September 27, 2013 and September 28, 2012 was $5,824.1 million and $6,008.8 million, respectively. The fair values were computed using market quotes, if available, or based on discounted cash flows using market interest rates as of the end of the respective periods. The inputs utilized in estimating the fair value of the Company’s debt has been classified as level 2 in the fair value hierarchy levels.

The following table presents the changes in the Company’s common stock subject to repurchase for which level 3 inputs were significant to their valuation for fiscal 2013 (in thousands):

Common Stock Subject to Repurchase
Balance, September 28, 2012	$167,461
Issuances of common stock	1,904
Repurchases of common stock	(27,474)
Change in fair market value of common stock	16,817

Balance, September 27, 2013	$158,708